Income Taxes (FY) (Tables)	4 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation

The provision (benefit) for income taxes differs from the amount of income tax determined by applying the applicable Federal statutory income tax rates (21% for the period ended December 31, 2018 and year ended August 31, 2018 and 34% for the year ended August 31, 2017) to the loss before taxes as a result of the following differences:

	December 31, 2018	August 31, 2018	August 31, 2017
Federal income tax (benefit) at statutory rate	$(926,700)	$(619,672)	$(592,708)
State income tax (benefit), net of Federal	(441,286)	(295,082)	(191,758)
Permanent differences – change in value of derivative liability and other	1,314,116	619,000
Effect of change in Federal statutory rate	-	230,616	-
Changes in valuation allowance	53,870	65,138	784,466

Total	$-	$-	$-

Deferred Tax Assets and Liabilities
As of December 31, 2018, August 31, 2018 and August 31, 2017 significant components of the Company’s deferred tax assets are as follows:

	December 31, 2018	August 31, 2018	August 31, 2017
Deferred Tax Assets (Liabilities):
Net operating loss carryforwards	$920,390	$820,494	$741,267
Accrued compensation	39,680	44,800	54,000
Valuation allowance	(960,070)	(865,294)	(795,267)
Net deferred tax assets (liabilities)	$-	$-	$-